Provision for Contingencies and Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provision for contingencies and judicial deposits [Abstract]
Legal advisors	R$ 1,256	R$ 982